Short-term bank borrowings (Tables)	12 Months Ended
Dec. 31, 2021
Short-term bank borrowings
Schedule of Short-term bank borrowings

	As of December 31,
	2020	2021
	RMB	RMB
Secured bank loans	423,444	134,600
Unsecured bank loans	20,000	180
Short-term borrowing	443,444	134,780